Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives [Table Text Block]
Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2012 and 2011:

	Gross UTB
	2012	2011

Beginning balance at January 1	$3,709,129	$2,189,194

Increase in unrecorded tax benefits taken in current year	291,220	1,373,704

Exchange rate adjustment	10,308	146,231

Ending balance at December 31	$4,010,657	$3,709,129

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2012 and 2011:

	2012	2011
Net income	$5,433,883	$5,365,165

Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291

Weighted average shares outstanding – diluted	18,681,448	14,697,206

Earnings (loss) per share – basic	$0.29	$0.37
Earnings (loss) per share – diluted	$0.29	$0.37